Finance income and charges - Narrative (Details) - Bs. / £	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TURKEY
Disclosure of geographical areas [line items]
Movement in Price Index in hyperinflationary economy	15.00%
Venezuela
Disclosure of geographical areas [line items]
Movement in Price Index in hyperinflationary economy	105.00%	158.00%
Venezuelan Bolivar Soberano | Venezuela
Disclosure of geographical areas [line items]
Closing foreign exchange rate	1,540	593